Long-term Debt (Tables)	6 Months Ended
Jun. 30, 2023
Debt Disclosure [Abstract]
Summary of Long-Term Debt
Long-term debt consists of the following:

	As of December 31,	As of June 30,
	2022	2023
Term loan
Issued in November 2021 maturing in November 2026 (“term loan A”)	$23,196,000	$—
Issued in September 2022 maturing in September 2026 (“term loan B”)	16,450,000	—
Issued in November 2022 maturing in November 2027 (“term loan C”)	30,792,500	—
Total long-term debt	70,438,500	—

Less: Deferred finance charges	474,039	—

Total long-term debt, net	69,964,461	—

Less: Current portion of long-term debt	10,324,000	—

Add: Current portion of deferred loan and financing arrangements issuance costs	147,462	—

Long-term debt, net	$59,787,923	$—